Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
10.	Property, Plant and Equipment

Cost	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Fibre Optics Projects	Telecom Towers	Machinery & Sat. Equip	Construction -in-progress	Total
Balance, December 31, 2023	$1,355,337	$12,502,023	$1,538	$32,716	$48,862	$134,956	$—	$—	$—	$—	$14,075,432
Additions	1,950,000	—	141,806	—	3,776	2,556	—	—	—	—	2,098,138
Impact of sale of RPK	(909,551)	(12,148,749)	—	(28,983)	(25,610)	(126,346)	—	—	—	—	(13,239,239)
Foreign exchange movements	(180,786)	(353,274)	(6,683)	(3,733)	(15,610)	(6,227)	—	—	—	—	(566,313)
Balance, December 31, 2024	2,215,000	—	136,661	—	11,418	4,939	—	—	—	—	2,368,018
Acquisition (note 4)	—	—	—	—	3,765	6,574	534,284	2,323,038	423,505	832,054	4,123,220
Additions	150,000	—	—	—	—	—	1,076,062	7,764	230	—	1,234,056
Impact of loss of control of Canmart	—	—	(1,627)	—	(8,405)	(5,308)	—	—	—	—	(15,340)
Foreign exchange movements	109,504	—	6,660	—	498	412	(52,473)	(15,848)	(15,207)	(19,913)	13,633
Balance, December 31, 2025	$2,474,504	$—	$141,694	$—	$7,276	$6,617	$1,557,873	$2,314,954	$408,528	$812,141	$7,723,587

Accumulated depreciation	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Fibre Optics Projects	Telecom Towers	Machinery & Sat. Equip	Construction -in-progress	Total
Balance, December 31, 2023	$—	$2,723,166	$308	$21,364	$44,761	$38,570	$—	$—	$—	$—	$2,828,169
Depreciation	—	—	18,907	—	315	—	—	—	—	—	19,222
Depreciation – from discontinued operation	—	255,023	309	2,202	3,253	4,497	—	—	—	—	265,284
Impact of sale of RPK	—	(2,662,688)	—	(19,866)	(24,764)	(34,669)	—	—	—	—	(2,741,987)
Foreign exchange movements	—	(315,501)	(899)	(3,700)	(15,932)	(5,820)	—	—	—	—	(341,852)
Balance, December 31, 2024	—	—	18,625	—	7,633	2,578	—	—	—	—	28,836
Depreciation	—	—	27,804	—	1,583	115	124,721	111,445	14,320	—	279,988
Depreciation – from discontinued operation	—	—	104	—	309	513	—	—	—	—	926
Impact of loss of control of Canmart	—	—	(760)	—	(8,204)	(3,309)	—	—	—	—	(12,273)
Foreign exchange movements	—	—	1,458	—	431	181	(38,637)	(509)	(4,843)	—	(41,919)
Balance, December 31, 2025	$—	$—	$47,231	$—	$1,752	$78	$86,084	$110,936	$9,477	$—	$255,558

Impairment	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Fibre Optics Projects	Telecom Towers	Machinery & Sat. Equip	Construction- in-progress	Total
Balance, December 31, 2023	$737,994	$7,902,730	$—	$9,174	$1,135	$76,998	$—	$—	$—	$—	$8,728,031
Impact of sale of RPK	(737,994)	(7,902,730)	—	(9,174)	(1,135)	(76,998)	—	—	—	—	(8,728,031)
Balance, December 31, 2024	—	—	—	—	—	—	—	—	—	—	—
Addition	2,158,885	—	—	—	1,999	3,931	906,133	1,324,749	239,853	466,648	5,102,198
Balance, December 31, 2025	$2,158,885	$—	$—	$—	$1,999	$3,931	$906,133	$1,324,749	$239,853	$466,648	$5,102,198

Net book value	Land	Plant and equipment	Leasehold Improvements	Motor Vehicles	Computers	Furniture and fixtures	Fibre Optics Projects	Telecom Towers	Machinery & Sat. Equip	Construction -in-progress	Total
Balance, December 31, 2024	$2,215,000	$—	$118,036	$—	$3,785	$2,361	$—	$—	$—	$—	$2,339,182
Balance, December 31, 2025	$315,619	$—	$94,463	$—	$3,525	$2,608	$565,656	$879,269	$159,198	$345,493	$2,365,831

As at December 31, 2024, the Company derecognized property, plant and equipment with a net book value of $1,769,221 in connection with the sale of RPK (note 5). As at December 31, 2025, the Company derecognized property, plant and equipment with a net book value of $3,067 in connection with the loss of control of Canmart (note 6).

During the year ended December 31, 2025, the Company recognized depreciation of its property, plant and equipment of $281,229 (2024 — $284,509) of which $926 was related to the operations of Canmart and was recorded within discontinued operations.

In connection with the annual test performed for goodwill (note 12), the Company assessed that the sum of the carrying value of the CGU of First Towers (mainly PPE) and the carrying value of goodwill greatly exceeds the fair value of First Towers’ business. As a result, the excess of calculated impairment loss, after reducing goodwill, was pro-rated to PPE and ROU assets as at December 31, 2025. An impairment loss of $2,943,313 was recorded in the consolidated statements of loss and comprehensive loss during the year ended December 31, 2025.

The Company also performed an annual test for its land property as at December 31, 2025. The Company assessed that a significant portion of the net book value of land was impaired. An impairment loss of $2,158,885 was also recorded in the consolidated statements of loss and comprehensive loss during the year ended December 31, 2025.

1900 Ferne Road, Gabriola Island, British Columbia

On September 19, 2023, and as amended on September 22, 2023 and September 24, 2025, the Company entered into an option agreement with 1107385 B.C. Ltd (“1107385”) to purchase farming land property and related operations and licenses from 1107385. To acquire the property, the Company must pay the following:

A.	The Company will issue a non-refundable payment equal to $1,800,000 and if paid in common shares of the Company will be based on formula to calculate the per share price as set forth in the agreement. The initial payment will be broken up into following:

●	the First Option Payment, upon signing (issued 156 common shares with a fair value of $431,149) (note 16)

●	the Second Option Payment, 15 days after signing (paid $600,000)

●	the Third Option Payment, 30 days after signing (paid $600,000)

Pursuant to the amendment on September 24, 2025, the term contained in the option agreement has been extended to September 25, 2027. The Company plans during this additional two year period to develop Tetrahydrocannabinol (THC) and cannabidiol (CBD) facilities at this site. In exchange for such extension, the Company shall pay to 1107385 a total of $250,000, of which:

a.	$150,000 shall be paid upon signing was (paid in September 2025); and

b.	$100,000 shall be paid on the 12-month anniversary of the Amendment

B.	Additional payments will be made based upon milestones achieved from the development. Further payment milestones include:

●	Upon approval or a license for THC cultivation on the property from the applicable regulatory authority, $500,000 will be paid to the Owner.

●	Upon sale of THC product cultivated from the property, $500,000 will be paid

●	Upon Hemp cultivation approval from the application regulatory authority, $750,000 will be paid (paid in September 2024)

●	Upon CBD cultivation approval from the application regulatory authority, $750,000 will be paid

On September 5, 2024, Health Canada approved a hemp license for the Company. As a result, the Company was paid an additional $750,000 to 1107385 for completing one of the milestone events on September 16, 2024. During the year ended December 31, 2024, the Company completed the initial payment and acquired the right to develop the farming property.

The Company has been working on obtaining its full cultivation license for a variety of potential products containing THC. As of December 31, 2025, the Company has not yet cultivated any product from this land.